Intangible Asset, Net - Additional Information (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	¥ 575,076	¥ 99,301	¥ 166,280
Land use right ,net value	¥ 48,717,132	¥ 0		$ 6,994,964